Other receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Other receivables
Other receivables

	December 31, 2018	December 31, 2017
Value added tax receivable	96,853	63,452
Withholding tax receivable	18,526	18,115
Deposit credit cards	80,040	79,840
Other	124,955	79,874
Total other receivables	320,374	241,281

Other receivables were not considered impaired in the years under review.